CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥)	Common Class A [Member] USD ($)	Common Class B [Member] CNY (¥)	Common Class B [Member] USD ($)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings/Accumulated Losses [Member] CNY (¥)	Retained Earnings/Accumulated Losses [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Contingently Redeemable Noncontrolling Interests [Member] CNY (¥)	Contingently Redeemable Noncontrolling Interests [Member] USD ($)
Balance at Dec. 31, 2021	¥ 3,360,143						¥ 79		¥ 156		¥ 2,685,544		¥ 88,262		¥ 505,085		¥ 3,279,126		¥ 81,017
Balance (in shares) at Dec. 31, 2021 | shares							487,234,522	487,234,522	945,496,827	945,496,827
Net loss	(520,691)														(513,475)		(513,475)		(7,216)
Share-based compensation	7,863										7,863						7,863
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares							(7,776,518)	(7,776,518)	24,518,858	24,518,858
Exercise and vesting of share-based awards, including subsidiaries' awards							¥ 1				(4,836)						(4,835)		4,835
Other comprehensive income (loss)	263,371												265,686				265,686		(2,315)
Disposal of subsidiaries	(139)														(139)		(139)
Dividends declared on share awards of consolidated subsidiaries	(895)														(895)		(895)		0
Change in equity interest of consolidated subsidiaries	(4,866)																		(4,866)
Balance at Dec. 31, 2022	3,104,786						¥ 80		¥ 156		2,688,571		353,948		(9,424)		3,033,331		71,455
Balance (in shares) at Dec. 31, 2022 | shares							479,458,004	479,458,004	970,015,685	970,015,685
Net loss	(593,869)														(602,898)		(602,898)		9,029
Share-based compensation	27,685										27,685						27,685
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares							7,754,497	7,754,497	36,941,200	36,941,200
Exercise and vesting of share-based awards, including subsidiaries' awards							¥ 1		¥ 7		(4,129)						(4,121)		4,121
Other comprehensive income (loss)	2,275												2,906				2,906		(631)
Accretion of redeemable noncontrolling interests	(252)										(252)						(252)				¥ 252
Dividends declared on share awards of consolidated subsidiaries	(909)														(780)		(780)		(129)
Noncontrolling interest in connection with business acquisitions	14,862																		14,862		105,726
Balance at Dec. 31, 2023	2,554,578						¥ 81		¥ 163		2,711,875		356,854		(613,102)		2,455,871		98,707		105,978
Balance (in shares) at Dec. 31, 2023 | shares							487,212,501	487,212,501	1,006,956,885	1,006,956,885
Net loss	(601,586)	$ (82,416)													(617,557)		(617,557)		15,971
Share-based compensation	24,783										24,783						24,783
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares							12,145,293	12,145,293	9,472,450	9,472,450
Exercise and vesting of share-based awards, including subsidiaries' awards							¥ 2		¥ 2		(6,157)						(6,153)		6,153
Other comprehensive income (loss)	51,687	7,081											53,569				53,569		(1,882)
Accretion of redeemable noncontrolling interests	(7,997)		¥ (2,620)	$ (359)	¥ (5,377)	$ (737)					(7,997)						(7,997)				7,997
Dividends declared on share awards of consolidated subsidiaries	(4,064)														(1,918)		(1,918)		(2,146)
Contribution from redeemable noncontrolling interests																					75,750
Balance at Dec. 31, 2024	¥ 2,017,401	$ 276,383					¥ 83	$ 11	¥ 165	$ 23	¥ 2,722,504	$ 372,982	¥ 410,423	$ 56,228	¥ (1,232,577)	$ (168,863)	¥ 1,900,598	$ 260,381	¥ 116,803	$ 16,002	¥ 189,725	$ 25,992
Balance (in shares) at Dec. 31, 2024 | shares							499,357,794	499,357,794	1,016,429,335	1,016,429,335